Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Canada 0.4%
Shaw Communications, Inc.	258,279	6,986,673
Germany 0.1%
TeamViewer AG(a)	232,763	2,423,454
Israel 0.3%
CyberArk Software Ltd.(a)	38,126	4,961,337
Japan 2.1%
Nintendo Co., Ltd., ADR	82,767	4,633,710
Renesas Electronics Corp.(a)	2,887,300	27,501,093
Sumco Corp.	209,600	2,932,876
Total		35,067,679
Netherlands 1.4%
NXP Semiconductors NV	126,292	23,222,573
Sweden 0.7%
Telefonaktiebolaget LM Ericsson, ADR	1,500,478	11,313,604
United States 93.8%
Activision Blizzard, Inc.	303,050	24,228,848
Advanced Energy Industries, Inc.	324,127	29,006,125
Alphabet, Inc., Class A(a)	624,207	72,607,758
Alphabet, Inc., Class C(a)	271,382	31,653,996
Analog Devices, Inc.	286,095	49,196,896
Apple, Inc.(b)	635,566	103,285,831
Applied Materials, Inc.	511,771	54,237,491
Arista Networks, Inc.(a)	99,026	11,549,402
Bloom Energy Corp., Class A(a)	1,842,499	37,273,755
Broadcom, Inc.	123,052	65,891,885
Cerence, Inc.(a)	255,568	7,199,351
Cisco Systems, Inc.	136,044	6,172,316
Comcast Corp., Class A	183,322	6,878,241
Dell Technologies, Inc.	346,634	15,619,328
Dropbox, Inc., Class A(a)	1,640,331	37,301,127
DXC Technology Co.(a)	306,964	9,700,062
eBay, Inc.	741,244	36,046,696
Eiger BioPharmaceuticals, Inc.(a)	1,059,981	9,211,235
F5, Inc.(a),(b)	141,164	23,625,207
Fidelity National Information Services, Inc.	139,893	14,291,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	182,864	19,325,068
Fortinet, Inc.(a)	543,088	32,395,199
GlobalFoundries, Inc.(a)	259,570	13,362,664
GoDaddy, Inc., Class A(a)	470,672	34,914,449
HireRight Holdings Corp.(a)	285,910	4,248,623
HP, Inc.	1,017,464	33,973,123
Intapp, Inc.(a)	75,247	1,141,497
Intel Corp.	118,415	4,299,649
Lam Research Corp.	208,550	104,381,360
Lumentum Holdings, Inc.(a)	307,108	27,780,990
Marvell Technology, Inc.	710,971	39,586,865
Microchip Technology, Inc.	291,999	20,107,051
Micron Technology, Inc.	513,774	31,782,060
Microsoft Corp.	223,965	62,875,934
NetApp, Inc.	418,156	29,827,067
NortonLifeLock, Inc.	1,284,638	31,512,170
Oracle Corp.	255,943	19,922,603
Palo Alto Networks, Inc.(a)	63,445	31,665,399
Plantronics, Inc.(a)	128,583	5,116,318
PowerSchool Holdings, Inc., Class A(a)	116,116	1,673,232
Qorvo, Inc.(a)	258,742	26,927,280
Rambus, Inc.(a)	420,850	10,639,088
Salesforce, Inc.(a)	71,885	13,228,278
Samsara, Inc., Class A(a)	699,932	10,121,017
SMART Global Holdings, Inc.(a)	629,938	12,359,384
Splunk, Inc.(a)	32,818	3,410,118
Synaptics, Inc.(a)	398,865	57,815,482
Synopsys, Inc.(a)	188,748	69,364,890
Tenable Holdings, Inc.(a)	88,411	3,417,085
Teradyne, Inc.	611,842	61,728,739
Thoughtworks Holding, Inc.(a)	380,112	5,952,554
T-Mobile USA, Inc.(a)	4,888	699,277
Transphorm, Inc.(a)	380,699	1,960,600
Viavi Solutions, Inc.(a)	439,033	6,497,688
Visa, Inc., Class A	212,356	45,042,831
VMware, Inc., Class A	118,161	13,730,308
Western Digital Corp.(a)	880,257	43,220,619
Columbia Seligman Global Technology Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xperi Holding Corp.	1,251,040	20,967,430
Zendesk, Inc.(a)	91,014	6,864,276
Total		1,608,815,284
Total Common Stocks (Cost $944,214,338)		1,692,790,604

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Seligman Semiconductor and Technology ETF(a),(c)	100,200	1,780,193
Total Exchange-Traded Equity Funds (Cost $1,633,260)		1,780,193

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(c),(d)	8,844,381	8,839,959
Total Money Market Funds (Cost $8,839,298)		8,839,959
Total Investments in Securities (Cost $954,686,896)		1,703,410,756
Other Assets & Liabilities, Net		11,085,786
Net Assets		$1,714,496,542

At July 31, 2022, securities and/or cash totaling $13,964,923 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(10,416,891)	(641)	165.00	8/19/2022	(75,823)	(162,494)
F5, Inc.	Morgan Stanley	USD	(3,548,032)	(212)	165.00	8/19/2022	(67,293)	(130,380)
Total							(143,116)	(292,874)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Seligman Semiconductor and Technology ETF
	—	1,633,260	—	146,933	1,780,193	—	—	100,200
Columbia Short-Term Cash Fund, 1.712%
	44,877,635	172,694,283	(208,732,620)	661	8,839,959	(4,922)	24,712	8,844,381
Total	44,877,635			147,594	10,620,152	(4,922)	24,712

(d)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Seligman Global Technology Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT220_10_M01_(09/22)